HSBC Funds

HSBC Total Return Fund (the “Fund”)

Supplement Dated March 30, 2012
to the Prospectus Dated February 28, 2012

The first sentence under “Principal Investment Strategies” on page 21 of the Prospectus is deleted and replaced with the following:

The Fund seeks to achieve its investment objective, under normal market conditions, by investing its assets (excluding cash and cash equivalents) primarily in instruments of issuers that are economically tied to emerging market countries (as defined below), including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps.

In addition, the last sentence of the third full paragraph on page 22 of the Prospectus is deleted and replaced with the following:

The Fund may purchase securities of various maturities but expects to maintain a portfolio duration of one to five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

HSBC Funds

HSBC Total Return Fund (the “Fund”)

Supplement Dated March 30, 2012
to the Statement of Additional Information Dated February 28, 2012

The first sentence under “Total Return Fund” on page 8 of the Statement of Additional Information (the “SAI”) is deleted and replaced with the following:

The Fund seeks to achieve its investment objective, under normal market conditions, by investing its assets (excluding cash and cash equivalents) primarily in instruments of issuers that are economically tied to emerging market countries (as defined below), including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps.

In addition, the last sentence of the first paragraph on page 9 of the SAI is deleted and replaced with the following:

The Fund may purchase securities of various maturities but expects to maintain a portfolio duration of one to five years.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SAI FOR FUTURE REFERENCE